Borrowings (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
At amortized cost:
Amortized cost gross	₪ 280,592	₪ 1,024,172
Less - current maturities (see note 9)	(136,028)	(780,861)
Amortized cost net	144,564	243,311
Notes issued by the Company [Member]
At amortized cost:
Amortized cost gross	136,028	538,668
Convertible Notes issued by Elbit Medical [Member]
At amortized cost:
Amortized cost gross	144,564
Notes issued by PC [Member]
At amortized cost:
Amortized cost gross		₪ 485,504